Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets (Textual)
Restricted net assets	¥ 2,977,988	¥ 2,245,077
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Restricted Net Assets (Textual)
Restricted net assets